Share-Based Compensation - Options granted to employees and nonemployees (Details) - Benson Hill, Inc - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key assumptions used in this pricing model on the date of grant for options granted to employees and nonemployees
Stock-based compensation	$ 709	$ 217	$ 1,356	$ 504	$ 1,010	$ 644	$ 213
2012 Stock Incentive Plan
Key assumptions used in this pricing model on the date of grant for options granted to employees and nonemployees
Expected dividend yield			0.00%		0.00%	0.00%
Expected volatility			63.00%		58.00%	52.00%
Risk-free interest rate			0.70%		1.00%	1.90%
Expected term in years			6 years 1 month 6 days		6 years 2 months 12 days	6 years 3 months 18 days
Weighted average grant date fair value	$ 1.54		$ 1.54		$ 0.81	$ 0.73
Stock-based compensation	$ 709	$ 217	$ 1,356	$ 504